Income Taxes - Non Capital Losses Carried Forward to Reduce Future Period Taxable Income (Detail) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	CAD 802	CAD 234
2034 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	2	2
2035 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	221	CAD 232
2036 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	CAD 579